Land, furniture and equipment - Net: Additional information (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended			24 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Land, furniture and equipment:
Depreciation expense		$ 78,053	$ 84,895	$ 66,284
Proceeds from resale of land	$ 286,283
Mexico
Land, furniture and equipment:
Depreciation expense right-of-use assets		6,467	6,689
Colombia (Airplan)
Land, furniture and equipment:
Depreciation expense right-of-use assets					$ 0
Puerto Rico (Aerostar)
Land, furniture and equipment:
Depreciation expense right-of-use assets		0	0
Aerostar
Land, furniture and equipment:
Depreciation expense		66,930	72,474	54,524
Airplan
Land, furniture and equipment:
Depreciation expense		$ 909	$ 1,834	$ 1,506